BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2.a. Statement of compliance
The consolidated financial statements were prepared and are being presented in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards“).
2.b. Basis of preparation and presentation
The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS Accounting Standards.
The Company prepared the consolidated financial statements based on the assumption of operational continuity.
An asset is classified as current when it meets any of the following criteria: (a) it is expected to be realized, or is intended to be sold or consumed, in the normal course of the entity's operating cycle; (b) it is held primarily for the purpose of being traded; (c) it is expected to be realized within twelve months after the balance sheet date; or (d) it is cash or a cash equivalent, unless its exchange or use to settle a liability is prohibited for at least twelve months after the balance sheet date.
A liability is classified as current when it meets any of the following criteria: (a) it is expected to be settled during the entity's normal operating cycle; (b) it is held primarily for the purpose of being traded; (c) it is expected to be settled within twelve months after the balance sheet date; or (d) the entity does not have the right, at the balance sheet date, to defer settlement of the liability for at least twelve months after that date.
The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.
The Statements of Cash Flows were prepared in accordance with IAS 7 and reflect the changes in cash that occurred in the years presented, using the indirect method.
The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 20, 2025.
2.c. Functional and reporting currency
The Company’s financial statements for the years ended December 31, 2024, 2023 and 2022 are presented in thousands of Brazilian Real/Reais (R$) (unless otherwise mentioned). The Company's functional and presentation currency is the Real (R$).
Transactions in foreign currency are converted into the Real as follows: (i) assets, liabilities and equity (except share capital and capital reserves) are converted at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are converted at the average exchange rate, except for specific operations that are converted at the rate on the date of the transaction; and (iii) share capital and capital reserves are converted at the rate on the date of the transaction.
Gains and losses resulting from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses resulting from the conversion of monetary assets and liabilities between the exchange rate in force on the date of the transaction and the end of the years (except the conversion of investments abroad) are recognized in the statement of income.
2.d. Basis of consolidation
In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and equity interest in subsidiaries are eliminated entirely. Investments in jointly controlled companies are accounted are accounted for under the equity method in the consolidated financial statements.
Significant information on the investees is presented in Note 12.b.
2.e. Segment reporting
Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated on a regular basis by the chief operating decision maker in determining how to allocate resources to an individual segment and in evaluating the segment's performance. Considering that: (i) all decisions are made based on consolidated reports; (ii) the mission of the Company and its subsidiaries is to provide its customers with quality telecommunications services; and (iii) all decisions relating to strategic, financial planning, purchasing, investments and application of resources are made on a consolidated basis Management's conclusion is that the Company and its subsidiaries operate in a single operational segment providing services telecommunications.
2.f. Material accounting practices
Material accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.
The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2024 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2023 except for the changes required by the new pronouncements, interpretations and amendments, approved by the International Accounting Standards Board (IASB), which are effective from January 1, 2024, as follows:
•Amendments to IFRS 16 – Lease liability in a sale and leaseback: In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a lessee uses in measuring the lease liability arising from a sale and leaseback transaction, to ensure that the lessee does not recognize any amount of gain or loss related to the right of use that it retains. The changes must be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16.
•Amendments to IAS 1: Classification of liabilities as current or non-current: In January 2020, the IASB issued changes to IAS 1, in order to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) what a right to postpone settlement means; (ii) that the right to postpone must exist on the reporting date; (iii) that this classification is not affected by the likelihood of an entity exercising its right of postponement; and (iv) that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification. Furthermore, a requirement has been introduced to require disclosure when a liability arising under a loan agreement is classified as non-current and the entity's right to defer settlement depends on compliance with future commitments within twelve months. Changes must be applied retrospectively.
•Supplier financing agreements - Amendments to IAS 7 and IFRS 7: In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments, being: Disclosures to clarify the characteristics of financing agreements of suppliers and require additional disclosure of such agreements. The disclosure requirements in the amendments are intended to assist users of financial information in understanding the effects of supplier financing arrangements on an entity's liabilities, cash flows, and exposure to liquidity risk. The Company and/or its subsidiaries do not have financing agreements with suppliers.
The adoption of these amendments did not have any impact on the consolidated financial statements in the initial period of adoption (January 1, 2024).
New IFRS pronouncements, issues, amendments and interpretations of the IASB
The new and amended standards and interpretations issued, but not yet effective up to the date of issue of the Company's financial statements, are described below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7: On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments: (i) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; (ii) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (iii) add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and (iv) update the disclosures for equity instruments designated at fair value through other comprehensive income. Effective for annual periods beginning on or after 1 January 2026.
•IFRS 18: Presentation and Disclosure in Financial Statements: In April 2024, the IASB issued IFRS 18, which replaces IAS 1. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. In addition, entities are required to classify all income and expenses within the income statement into one of five categories: operating, investing, financing, income taxes and discontinued operations, of which the first three are new.
The standard also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for the aggregation and disaggregation of financial information based on the identified “functions” of the primary financial statements (PFS) and the notes.
In addition, narrow-scope changes have been made to IAS 7 (equivalent to IFRS 18: Presentation and Disclosure in Financial Statements), which include changing the starting point for determining cash flows from operations using the indirect method, from “profit or loss for the period” to “operating profit or loss” and removing the optionality for classifying cash flows from dividends and interest.
IFRS 18 and the amendments to the other standards will come into effect for reporting periods beginning on or after January 1, 2027, with early application permitted and required to be disclosed, although in Brazil early adoption is not permitted. IFRS 18 will be applied retrospectively. The Company is currently working to identify all the impacts that the amendments will have on the primary financial statements and explanatory notes to the financial statements.
IFRS 19: Subsidiaries without Public Accountability: Disclosures: In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, must not have a public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, that comply with IFRS accounting standards.The Company is currently working to identify all impacts that the changes will have on the financial statements and explanatory notes to the financial statements of its subsidiaries that meet the requirements of the standard.
IFRS 19 will be effective for reporting periods beginning on or after 1 January 2027, with early application permitted and required to be disclosed, although in Brazil early adoption is not permitted.
•Amendments to IAS 21 - Lack of Exchangeability: In August 2023, the IASB amended IAS 21 - Effects of Changes in Exchange Rates and Translation of Financial Statements, adding new requirements aimed at helping entities determine whether a currency is convertible into another currency and, when it is not, the spot exchange rate to be used. Prior to these amendments, IAS 21 only established the exchange rate to be used when the lack of convertibility was temporary. This amendment is effective as of January 1, 2025. The Company does not expect these amendments to have a material impact on its operations or financial statements.
The Company estimates that the adoption of these standards and amendments will not have a significant impact on the consolidated financial statements in the initial period of adoption.
The Company did not early adopt any new accounting statements or interpretations, the application of which is not mandatory.
2.g. Significant accounting judgments estimates and assumptions
The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's Management in applying its accounting policies. These estimates are based on experience, best knowledge, information available at the year end date and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.
The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: corporate events in 2024 (Business Combinations), trade accounts receivable; income and social contribution taxes; property and equipment; intangible assets; provision and contingencies; loans and financing, debentures, leases and other creditors; pension plans and other post-employment benefits; and financial instruments and risk and capital management.